Income taxes - Deferred assets and (liabilities) (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	$ 9,368	$ 184,147	$ 197,081	$ 218,791
Deferred tax assets	$ 16,124	316,939	348,034	380,103
Net deferred ISR asset		132,792	150,953	161,312	$ 262,212
Provisions, allowances and labor obligations
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		163,406	116,740	99,313
Deferred tax assets		188,294	217,987	190,164
Leasehold improvements
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		401,735	362,866	419,384
Deferred tax assets		179,805	281,119	303,839
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		25,563	9,955	53,004
Deferred tax assets		308,450	411,166	493,778
Recoverable tax on assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities		28,619	39,090	48,276
Other subsidiary losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets		$ 334,013	$ 421,121	$ 546,782